Leases - Summary of Reconciliation of Changes in Lease Liabilities (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2020	May 01, 2019	Apr. 30, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Additions to lease liabilities			$ 1,329
Lease accretion	$ 89
Payments	(525)
Foreign exchange	68
Lease liabilities, ending balance	1,700
IFRS 16 [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease liabilities, beginning balance	739
Additions to lease liabilities		$ 2,302
Starcore [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease accretion	23
Payments	(66)
Lease liabilities, ending balance	269
Starcore [member] | IFRS 16 [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease liabilities, beginning balance	312
Bernal [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Additions to lease liabilities			$ 1,329
Lease accretion	66
Payments	(459)
Foreign exchange	68
Lease liabilities, ending balance	1,431
Bernal [member] | IFRS 16 [member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease liabilities, beginning balance	$ 427